N-2 - USD ($)			3 Months Ended
		Sep. 12, 2025	Aug. 31, 2025	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023
Cover [Abstract]
Entity Central Index Key		0001517518
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		CLEARBRIDGE ENERGY MIDSTREAM OPPORTUNITY FUND INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
STOCKHOLDER TRANSACTION EXPENSES

Sales Load (percentage of offering price)	—%
Offering Expenses Borne by the Fund (percentage of offering price)	0.13%
Dividend Reinvestment Plan Per Transaction Fee to Sell Shares Obtained Pursuant to the Plan	$5.00 (1)
TOTAL TRANSACTION EXPENSES (as a percentage of offering price) (4)	0.13%
(1)
Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell shares of Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan.” There are no fees charged to stockholders for participating in the Fund’s dividend reinvestment plan. However, stockholders participating in the plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.

(4)	“Other Expenses” are based on estimated amounts for the current fiscal year assuming the completion of the proposed issuance.

Sales Load [Percent]		0.00%
Dividend Reinvestment and Cash Purchase Fees	[1]	$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.13%
Annual Expenses [Table Text Block]

Percentage of Net Assets Attributable to Common Stock
ANNUAL EXPENSES
Management Fees (2)	1.33%
Interest Payment on Borrowed Funds (3)	1.78%
Other Expenses (4)	0.29%

TOTAL ANNUAL EXPENSES	3.40%
(2)
The Investment Manager receives an annual fee, payable monthly, in an amount equal to 1.00% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any borrowings and assets attributable to any preferred stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized leverage in an aggregate amount of 25% of its net assets (the actual average amount of Borrowings during the period ended May 31, 2025). If the Fund were to use leverage in excess of 25% of its net assets, the management fees shown would be higher.

(3)
For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 25% of its net assets (which equals the average level of leverage for the Fund’s period ended May 31, 2025). The expenses and rates associated with leverage may vary as and when Borrowings or issuances of preferred stock are made

(4)	“Other Expenses” are based on estimated amounts for the current fiscal year assuming the completion of the proposed issuance.

Management Fees [Percent]	[2]	1.33%
Interest Expenses on Borrowings [Percent]	[3]	1.78%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]	0.29%
Total Annual Expenses [Percent]		3.40%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses you would pay on a $1,000 investment in shares of Common Stock, assuming a 5% annual portfolio total return.*

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$35	$105	$177	$368

*
The example should not be considered a representation of future expenses. The example assumes that the amounts set forth in the Table of Fees and Expenses table are accurate and that all distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[5]	$ 35
Expense Example, Years 1 to 3	[5]	105
Expense Example, Years 1 to 5	[5]	177
Expense Example, Years 1 to 10	[5]	$ 368
Purpose of Fee Table , Note [Text Block]		The purpose of the table a bove a nd the examples below is to help you understand all fees and expenses that you, as a holder of Common Stock, would bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]		percentage of offering price
Other Expenses, Note [Text Block]		“Other Expenses” are based on estimated amounts for the current fiscal year assuming the completion of the proposed issuance.
Management Fee not based on Net Assets, Note [Text Block]
The Investment Manager receives an annual fee, payable monthly, in an amount equal to 1.00% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any borrowings and assets attributable to any preferred stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized leverage in an aggregate amount of 25% of its net assets (the actual average amount of Borrowings during the period ended May 31, 2025). If the Fund were to use leverage in excess of 25% of its net assets, the management fees shown would be higher.

General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
SPECIAL CHARACTERISTICS AND RISKS OF THE RIGHTS OFFERING
Risk is inherent in all investing. Therefore, before investing in the shares of Common Stock, you should consider the risks associated with such an investment carefully. See “Risks” in the Prospectus. The following summarizes some of the matters that you should consider before investing in the Fund through the Rights offering:
Dilution
. Record Date Stockholders who do not fully exercise their Rights will, at the completion of the Rights offering, own a smaller proportional interest in the Fund than owned prior to the Rights offering. The completion of the Rights offering will result in immediate voting dilution for such stockholders. Further, both the sales load and the expenses associated with the Rights offering will immediately reduce the net asset value of each outstanding share of Common Stock. In addition, if the Subscription Price is less than the net asset value per share of Common Stock as of the Expiration Date, the completion of this Rights offering will result in an immediate dilution of the net asset value per share of Common Stock for all existing Common Stockholders (
i.e.
, will cause the net asset value per Common Stock to decrease). It is anticipated that existing Common Stockholders will experience immediate dilution even if they fully exercise their Rights. Such dilution is not currently determinable because it is not known how many shares of Common Stock will be subscribed for, what the net asset value per share of Common Stock or market price of the share of Common Stock will be on the Expiration Date or what the Subscription Price per share of Common Stock will be. If the Subscription Price is substantially less than the current net asset value per share of Common Stock, this dilution could be substantial. The Fund will pay expenses associated with the Rights offering, estimated at approximately $391.802. The Fund, not investors, pays the sales load, which is ultimately borne by all Common Stockholders. All of the costs of the Rights offering will be borne by the Fund (and indirectly by the Common Stockholders). See “Table of Fees and Expenses” in this Prospectus Supplement and “Summary of Fund Expenses” in the accompanying Prospectus for more information.
If you do not exercise all of your Rights, you may own a smaller proportional interest in the Fund when the Rights offering is over. In addition, you will experience an immediate dilution of the aggregate net asset value per share of Common Stock if you do not participate in the Rights offering and will experience a reduction in the net asset value per share of Common Stock whether or not you exercise your Rights, if the Subscription Price is below the Fund’s net asset value per share of Common Stock on the Expiration Date, because:

•	the offered shares of Common Stock are being sold at less than their current net asset value;

•	you will indirectly bear the expenses of the Rights offering; and

•	the number of shares of Common Stock outstanding after the Rights offering will have increased proportionately more than the increase in the amount of the Fund’s net assets.
On the other hand, if the Subscription Price is above the Fund’s net asset value per share of Common Stock on the Expiration Date, you may experience an immediate accretion of the aggregate net asset value per share of your share of Common Stock even if you do not exercise your Rights and an immediate increase in the net asset value per share of Common Stock whether or not you participate in the Rights offering, because:

•	the offered shares of Common Stock are being sold at more than their current net asset value after deducting the expenses of the Rights offering; and

•	the number of shares of Common Stock outstanding after the Rights offering will have increased proportionately less than the increase in the amount of the Fund’s net assets.
Furthermore, if you do not participate in the secondary over-subscription, if it is available, your percentage ownership will also be diluted. The Fund cannot state precisely the amount of any dilution because it is not known at this time what the net asset value per share of Common Stock will be on the Expiration Date or what proportion of the Rights will be exercised. The impact of the Rights offering on net asset value (“NAV”) per share of Common Stock is shown by the following example, assuming the Rights offering is fully subscribed and a $44.68 Subscription Price:

NAV (1)	$49.64
Subscription Price (2)	$44.68
Reduction in NAV ($) (3)	$0.02
Reduction in NAV (%)	0.04%

(1)
For illustrative purposes only; reflects the Fund’s net asset value per share of Common Stock as of September 11, 2025. It is not known at this time what the net asset value per share of Common Stock will be on the Expiration Date.

(2)
For illustrative purposes only; reflects an estimated Subscription Price of $44.68 based upon 90% of the last reported net asset value of the Fund on September 11, 2025. It is not known at this time what the Subscription Price will be on the Expiration Date.

(3)	Assumes $391,802 in estimated offering expenses.
If you do not wish to exercise your Rights, you should consider selling them as set forth in this Prospectus Supplement. Any cash you receive from selling your Rights may serve as partial compensation for any possible dilution of your interest in the Fund. The Fund cannot give assurance, however, that a market for the Rights will develop or that the Rights will have any marketable value.
The Fund’s largest stockholders could increase their percentage ownership in the Fund through the exercise of the primary subscription and over-subscription privilege.
Risks of Investing in Rights.
Shares of
closed-end
funds such as the Fund frequently trade at a discount to net asset value. If the Formula Price is less than 90% of net asset value on the Expiration Date, then the Subscription Price will likely be greater than the market price of a share of Common Stock on that date. In addition, the Formula Price, even if above 90% of net asset value, may be still above the market price of a share of Common Stock on the Expiration Date. If either event occurs, the Rights will have no value, and a person who exercises Rights will experience an immediate loss of value.
Leverage.
Leverage creates a greater risk of loss, as well as a potential for more gain, for the shares of Common Stock than if leverage were not used. The leverage of the Fund as of September 2, 2025 was approximately 19.5% of the Fund’s Managed Assets. After the completion of the Rights offering, the amount of leverage outstanding is expected to be remain approximately 19.5% of the Fund’s Managed Assets. The use of leverage for investment purposes creates opportunities for greater total returns but at the same time increases risk. When leverage is employed, the net asset value and market price of the shares of Common Stock and the yield to holders of shares of Common Stock may be more volatile. Any investment income or gains earned with respect to the amounts borrowed in excess of the interest due on the borrowing will augment the Fund’s income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Fund’s shares of Common Stock may decrease more quickly than would otherwise be the case, and distributions on the Common Stock could be reduced or eliminated. Interest payments and fees incurred in connection with such borrowings will reduce the amount of net income available for distribution to holders of the shares of Common Stock.
Because the fee paid to the Investment Manager is calculated on the basis of the Fund’s net assets, which include the proceeds of leverage, the dollar amount of the management fee paid by the Fund to the Investment Manager will be higher (and the Investment Manager will be benefited to that extent) when leverage is used. The Investment Manager will use leverage only if it believes such action would result in a net benefit to the Fund’s stockholders after taking into account the higher fees and expenses associated with leverage (including higher management fees).
The Fund’s leveraging strategy may not be successful.

Increase in Share Price Volatility; Decrease in Share Price.
The Rights offering may result in an increase in trading of the shares of Common Stock, which may increase volatility in the market price of the Common Stock. The Rights offering may result in an increase in the number of Common Stockholders wishing to sell their shares of Common Stock, which would exert downward price pressure on the price of shares of Common Stock.
Under-Subscription.
It is possible that the Rights offering will not be fully subscribed. Under-subscription of the Rights offering would have an impact on the net proceeds of the Rights offering and whether the Fund achieves any benefits.

Share Price [Table Text Block]
The following table sets forth for the quarters indicated, the high and low sale prices on the NYSE per share of our Common Stock and the net asset value and the premium or discount from net asset value per share at which the shares of Common Stock were trading, expressed as a percentage of net asset value, at each of the high and low sale prices provided.

		Price Range
	NAV (1)	High	Low	Premium/ (Discount) of High Sales Price to NAV (2)	Premium/ (Discount) of Low Sales Price to NAV (2)
Fiscal Year Ending November 30, 2025
Third Quarter	$50.17	$49.24	$45.79	(1.9)%	(8.7)%
Second Quarter	$49.70	$50.61	$41.09	1.8%	(17.3)%
First Quarter	$55.17	$51.16	$44.39	(7.3)%	(19.5)%
Fiscal Year Ending November 30, 2024
Fourth Quarter	$55.82	$50.49	$39.10	(9.5)%	(30.0)%
Third Quarter	$47.97	$42.63	$37.39	(11.1)%	(22.1)%
Second Quarter	$44.39	$43.65	$37.66	(1.7)%	(15.2)%
First Quarter	$40.64	$37.54	$32.47	(7.6)%	(20.1)%
Fiscal Year Ending November 30, 2023
Fourth Quarter	$38.75	$34.50	$29.65	(11.0)%	(23.5)%
Third Quarter	$36.14	$32.32	$27.62	(10.6)%	(23.6)%
Second Quarter	$31.89	$30.55	$25.90	(4.2)%	(18.8)%
First Quarter	$33.77	$31.60	$27.54	(6.4)%	(18.4)%

Source	of market prices: NYSE
(1)
Net asset value per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”

(2)	Calculated as of the High or Low quarterly closing sales price divided by the quarter-end net asset value.

Lowest Price or Bid			$ 45.79	$ 41.09	$ 44.39	$ 39.1	$ 37.39	$ 37.66	$ 32.47	$ 29.65	$ 27.62	$ 25.9	$ 27.54
Highest Price or Bid			49.24	50.61	51.16	50.49	42.63	43.65	37.54	34.5	32.32	30.55	31.6
Highest Price or Bid, NAV	[6]		$ 50.17	$ 49.7	$ 55.17	$ 55.82	$ 47.97	$ 44.39	$ 40.64	$ 38.75	$ 36.14	$ 31.89	$ 33.77
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[7]		(1.90%)	1.80%	(7.30%)	(9.50%)	(11.10%)	(1.70%)	(7.60%)	(11.00%)	(10.60%)	(4.20%)	(6.40%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[7]		(8.70%)	(17.30%)	(19.50%)	(30.00%)	(22.10%)	(15.20%)	(20.10%)	(23.50%)	(23.60%)	(18.80%)	(18.40%)
Share Price		$ 47.26
NAV Per Share		$ 49.64
Dilution [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dilution
. Record Date Stockholders who do not fully exercise their Rights will, at the completion of the Rights offering, own a smaller proportional interest in the Fund than owned prior to the Rights offering. The completion of the Rights offering will result in immediate voting dilution for such stockholders. Further, both the sales load and the expenses associated with the Rights offering will immediately reduce the net asset value of each outstanding share of Common Stock. In addition, if the Subscription Price is less than the net asset value per share of Common Stock as of the Expiration Date, the completion of this Rights offering will result in an immediate dilution of the net asset value per share of Common Stock for all existing Common Stockholders (
i.e.
, will cause the net asset value per Common Stock to decrease). It is anticipated that existing Common Stockholders will experience immediate dilution even if they fully exercise their Rights. Such dilution is not currently determinable because it is not known how many shares of Common Stock will be subscribed for, what the net asset value per share of Common Stock or market price of the share of Common Stock will be on the Expiration Date or what the Subscription Price per share of Common Stock will be. If the Subscription Price is substantially less than the current net asset value per share of Common Stock, this dilution could be substantial. The Fund will pay expenses associated with the Rights offering, estimated at approximately $391.802. The Fund, not investors, pays the sales load, which is ultimately borne by all Common Stockholders. All of the costs of the Rights offering will be borne by the Fund (and indirectly by the Common Stockholders). See “Table of Fees and Expenses” in this Prospectus Supplement and “Summary of Fund Expenses” in the accompanying Prospectus for more information.
If you do not exercise all of your Rights, you may own a smaller proportional interest in the Fund when the Rights offering is over. In addition, you will experience an immediate dilution of the aggregate net asset value per share of Common Stock if you do not participate in the Rights offering and will experience a reduction in the net asset value per share of Common Stock whether or not you exercise your Rights, if the Subscription Price is below the Fund’s net asset value per share of Common Stock on the Expiration Date, because:

•	the offered shares of Common Stock are being sold at less than their current net asset value;

•	you will indirectly bear the expenses of the Rights offering; and

•	the number of shares of Common Stock outstanding after the Rights offering will have increased proportionately more than the increase in the amount of the Fund’s net assets.
On the other hand, if the Subscription Price is above the Fund’s net asset value per share of Common Stock on the Expiration Date, you may experience an immediate accretion of the aggregate net asset value per share of your share of Common Stock even if you do not exercise your Rights and an immediate increase in the net asset value per share of Common Stock whether or not you participate in the Rights offering, because:

•	the offered shares of Common Stock are being sold at more than their current net asset value after deducting the expenses of the Rights offering; and

•	the number of shares of Common Stock outstanding after the Rights offering will have increased proportionately less than the increase in the amount of the Fund’s net assets.
Furthermore, if you do not participate in the secondary over-subscription, if it is available, your percentage ownership will also be diluted. The Fund cannot state precisely the amount of any dilution because it is not known at this time what the net asset value per share of Common Stock will be on the Expiration Date or what proportion of the Rights will be exercised. The impact of the Rights offering on net asset value (“NAV”) per share of Common Stock is shown by the following example, assuming the Rights offering is fully subscribed and a $44.68 Subscription Price:

NAV (1)	$49.64
Subscription Price (2)	$44.68
Reduction in NAV ($) (3)	$0.02
Reduction in NAV (%)	0.04%

(1)
For illustrative purposes only; reflects the Fund’s net asset value per share of Common Stock as of September 11, 2025. It is not known at this time what the net asset value per share of Common Stock will be on the Expiration Date.

(2)
For illustrative purposes only; reflects an estimated Subscription Price of $44.68 based upon 90% of the last reported net asset value of the Fund on September 11, 2025. It is not known at this time what the Subscription Price will be on the Expiration Date.

(3)	Assumes $391,802 in estimated offering expenses.
If you do not wish to exercise your Rights, you should consider selling them as set forth in this Prospectus Supplement. Any cash you receive from selling your Rights may serve as partial compensation for any possible dilution of your interest in the Fund. The Fund cannot give assurance, however, that a market for the Rights will develop or that the Rights will have any marketable value.
The Fund’s largest stockholders could increase their percentage ownership in the Fund through the exercise of the primary subscription and over-subscription privilege.

Risks Of Investing In Rights [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in Rights.
Shares of
closed-end
funds such as the Fund frequently trade at a discount to net asset value. If the Formula Price is less than 90% of net asset value on the Expiration Date, then the Subscription Price will likely be greater than the market price of a share of Common Stock on that date. In addition, the Formula Price, even if above 90% of net asset value, may be still above the market price of a share of Common Stock on the Expiration Date. If either event occurs, the Rights will have no value, and a person who exercises Rights will experience an immediate loss of value.

Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage.
Leverage creates a greater risk of loss, as well as a potential for more gain, for the shares of Common Stock than if leverage were not used. The leverage of the Fund as of September 2, 2025 was approximately 19.5% of the Fund’s Managed Assets. After the completion of the Rights offering, the amount of leverage outstanding is expected to be remain approximately 19.5% of the Fund’s Managed Assets. The use of leverage for investment purposes creates opportunities for greater total returns but at the same time increases risk. When leverage is employed, the net asset value and market price of the shares of Common Stock and the yield to holders of shares of Common Stock may be more volatile. Any investment income or gains earned with respect to the amounts borrowed in excess of the interest due on the borrowing will augment the Fund’s income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Fund’s shares of Common Stock may decrease more quickly than would otherwise be the case, and distributions on the Common Stock could be reduced or eliminated. Interest payments and fees incurred in connection with such borrowings will reduce the amount of net income available for distribution to holders of the shares of Common Stock.
Because the fee paid to the Investment Manager is calculated on the basis of the Fund’s net assets, which include the proceeds of leverage, the dollar amount of the management fee paid by the Fund to the Investment Manager will be higher (and the Investment Manager will be benefited to that extent) when leverage is used. The Investment Manager will use leverage only if it believes such action would result in a net benefit to the Fund’s stockholders after taking into account the higher fees and expenses associated with leverage (including higher management fees).
The Fund’s leveraging strategy may not be successful.

Increase In Share Price Volatility [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Increase in Share Price Volatility; Decrease in Share Price.
The Rights offering may result in an increase in trading of the shares of Common Stock, which may increase volatility in the market price of the Common Stock. The Rights offering may result in an increase in the number of Common Stockholders wishing to sell their shares of Common Stock, which would exert downward price pressure on the price of shares of Common Stock.

Under-Subscription [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Under-Subscription.
It is possible that the Rights offering will not be fully subscribed. Under-subscription of the Rights offering would have an impact on the net proceeds of the Rights offering and whether the Fund achieves any benefits.

[1]	Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell shares of Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan.” There are no fees charged to stockholders for participating in the Fund’s dividend reinvestment plan. However, stockholders participating in the plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.
[2]	The Investment Manager receives an annual fee, payable monthly, in an amount equal to 1.00% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any borrowings and assets attributable to any preferred stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized leverage in an aggregate amount of 25% of its net assets (the actual average amount of Borrowings during the period ended May 31, 2025). If the Fund were to use leverage in excess of 25% of its net assets, the management fees shown would be higher.
[3]	For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 25% of its net assets (which equals the average level of leverage for the Fund’s period ended May 31, 2025). The expenses and rates associated with leverage may vary as and when Borrowings or issuances of preferred stock are made
[4]	“Other Expenses” are based on estimated amounts for the current fiscal year assuming the completion of the proposed issuance.
[5]	The example should not be considered a representation of future expenses. The example assumes that the amounts set forth in the Table of Fees and Expenses table are accurate and that all distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[6]	Net asset value per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”
[7]	Calculated as of the High or Low quarterly closing sales price divided by the quarter-end net asset value.